Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Summary of Balance Sheets
Balance sheets

	As of December 31,
	2018	2019
	RMB	RMB	US$ (Note 2.5)
Assets
Current assets
Cash and cash equivalents	603,234	719,269	101,806

Total current assets	603,234	719,269	101,806
Receivables due from subsidiaries	1,455,048	939,832	133,024
Other non-current assets	—	18,331	2,595

Total assets	2,058,282	1,677,432	237,425

Liabilities, mezzanine equity and shareholders’ deficit
Current liabilities
Accruals and other payables	—	117,977	16,699
Ordinary shares to be issued to Everest	—	258,119	36,534
Warrant liabilities	5,618	—	—

Total current liabilities	5,618	376,096	53,233
Convertible promissory notes	67,026	68,199	9,653
Deficit in subsidiaries	25,384	163,655	23,163

Total liabilities	98,028	607,950	86,049

Mezzanine equity
Series A convertible preferred shares (US$0.0001 par value, 30,227,056 shares authorized, issued and outstanding as of December 31, 2018 and 2019)	687,482	687,482	97,037
Series B convertible preferred shares (US$0.0001 par value, 30,305,212 shares authorized, issued and outstanding as of December 31, 2018 and 2019)	921,243	921,243	130,393
Series C convertible preferred shares (US$0.0001 par value, 31,046,360 shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively)	1,306,633	1,306,633	184,942
Series C-1 convertible preferred shares (US$0.0001 par value, nil and 3,857,143 shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively)	—	188,819	26,726

Total mezzanine equity	2,915,358	3,104,177	439,368

Shareholders’ deficit
Ordinary shares (US$0.0001 par value, 500,000,000 shares authorized as of December 31, 2018 and 2019, 8,363,719 shares authorized, issued and outstanding as of December 31, 2018 and 2019, respectively)	6	6	1
Treasury stock	(1)	—	—
Additional paid-in capital	—	389,379	55,113
Accumulated other comprehensive income	59,380	70,127	9,926
Accumulated deficit	(1,014,489)	(2,494,207)	(353,032)

Total shareholders’ deficit	(955,104)	(2,034,695)	(287,992)

Total liabilities, mezzanine equity and shareholders’ deficit	2,058,282	1,677,432	237,425

Summary of Statement of Comprehensive Income	Statements of comprehensive loss

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2.5)
Operating expenses
Research and development expenses	(128,721)	(121,734)	(380,143)	(54,604)
Administrative expenses	—	(15,373)	(204,874)	(29,428)

Total operating expenses	(128,721)	(137,107)	(585,017)	(84,032)
Interest income (expenses), net	(3,892)	(7,467)	16,995	2,441
Other expenses	—	—	(23,492)	(3,374)
Share of losses of subsidiaries	(151,600)	(319,664)	(866,080)	(124,406)
Fair value change of warrants	(14,027)	61,405	5,644	811

Loss before income tax expense	(298,240)	(402,833)	(1,451,950)	(208,560)

Net loss attributable to I-MAB	(298,240)	(402,833)	(1,451,950)	(208,560)
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	—	—	(5,283)	(759)
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	—	—	(27,768)	(3,989)

Net loss attributable to ordinary shareholders	(298,240)	(402,833)	(1,485,001)	(213,308)

Net loss attributable to I-MAB	(298,240)	(402,833)	(1,451,950)	(208,560)
Other comprehensive income:
Foreign currency translation adjustments, net of nil tax	5,918	53,689	10,747	1,544

Total comprehensive loss	(292,322)	(349,144)	(1,441,203)	(207,016)

Summary of Statement of Cash Flows

Statements of cash flows

	Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$ (Note 2.5)
Net cash (used in) generated from operating activities	(132,732)	40,232	(528,322)	(74,779)

Net cash (used in) generated from investing activities	(356,635)	(1,032,483)	449,592	63,636

Net cash generated from financing activities	475,224	1,498,669	183,536	25,978

Effect of exchange rate changes on cash and cash equivalents	4,697	62,587	11,229	1,589
Net (decrease) increase in cash and cash equivalents	(9,446)	569,005	116,035	16,424
Cash and cash equivalents at beginning of the year	43,675	34,229	603,234	85,382

Cash and cash equivalents at end of the year	34,229	603,234	719,269	101,806